Nature of Business and Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Calculation of Dilutive Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares Issuable upon Exercise of Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,511,910	5,666,267	5,797,185	3,664,966
Shares Issuable upon Exercise of Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	796,985	1,594,733	1,311,117	908,244
Unvested Restricted Stock Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		58,333	58,333	147,778